Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Valuation and Qualifying Accounts Disclosure [Line Items]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE I – CONSOLIDATED ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLE

(In thousands)	2014	2013	2012
Balance at beginning of period	$19,602	$19,028	$6,405
Additions:
Charged to costs and expenses	7,217	4,966	14,041
	7,217	4,966	14,041
Deductions:
Write-offs and recoveries	11,762	4,580	1,736
Foreign exchange and other, net	619	(188)	(318)
	12,381	4,392	1,418
Balance at end of period	$14,438	$19,602	$19,028

SCHEDULE I – CONSOLIDATED CHANGE IN TAX VALUATION ALLOWANCE

(In thousands)	2014	2013	2012
Balance at beginning of period	$298,705	$246,425	$104,276
Additions:
U.S. net deferred tax assets	48,571	47,326	41,052
Valuation allowance	—	—	88,554
Foreign net deferred tax assets	29,730	16,956	14,937
Prior year U.S. NOL adjustments	—	—	387
	78,301	64,282	144,930
Deductions:
U.S. net deferred tax assets	—	—	—
Valuation allowance release	—	1,258	—
Foreign net deferred tax assets	—	—	—
Prior year foreign NOL adjustments	10,657	5,438	2,781
Prior year U.S. NOL adjustments	62	5,306	—
	10,719	12,002	2,781
Balance at end of period	$366,287	$298,705	$246,425

Schedule of Quarterly Financial Information

2014 (In thousands, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$761,990	$825,847	$738,551	$763,836
Cost of sales	685,252	716,307	663,536	670,022
Gross profit	76,738	109,540	75,015	93,814
Operating income (loss)	588	36,733	(1,438)	(8,479)
Net income (loss)	(24,603)	17,836	(17,956)	(37,813)

Common stock market price:
High	$12.45	$12.64	$14.35	$14.48
Low	10.02	10.10	9.59	13.16

2013 (In thousands, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
Net sales	$774,252	$812,171	$723,062	$747,997
Cost of sales	679,151	693,346	645,170	690,761
Gross profit	95,101	118,825	77,892	57,236
Operating income (loss)	25,138	40,576	1,153	(17,022)
Net income (loss)	2,377	31,100	(17,814)	(31,478)

Common stock market price:
High	$8.25	$11.05	$13.57	$12.90
Low	6.10	7.05	11.03	9.41